Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 199,488		$ 203,019		$ 177,042
Statutory tax rate	26.50%		25.00%		25.00%
Theoretical tax expense	52,864		50,755		44,261
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(21,781)		(27,151)		(26,098)
Tax adjustment in respect of different tax rates for foreign subsidiaries	1,563		1,716		5,469
Changes in carry-forward losses and valuation allowances	1,779		4,986		1,643
Taxes resulting from non-deductible expenses	2,244		112		1,426
Difference in basis of measurement for financial reporting and tax return purposes	(310)		(431)		(3,240)
Taxes in respect of prior years	(7,658)		(1,946)		(5,531)
Other differences, net	(3,077)	[1]	(2,728)	[1]	(831)	[1]
Actual tax expenses	$ 25,624		$ 25,313		$ 17,099
Effective tax rate	12.84%		12.47%		9.66%
Basic	$ 0.51		$ 0.64		$ 0.62
Diluted	$ 0.51		$ 0.64		$ 0.62

[1]	"Other differences, net" in 2013 includes a benefit of $2,300 resulting from tax rate changes in Israel and other jurisdictions.